Income Tax - Reconciliation Between Income Computed at Federal Statutory Rate and Company Provision for Income Taxes (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax at statutory rate			$ (3,139,368)	$ (4,167,967)
State liability			(321,058)	(602,296)
Permanent items			6,932	3,164
Stock Compensation			171,003	19,298
Nondeductible Interest			395,089	521,531
Expiration of net operating losses			188,316	146,175
Other			(6,723)	80
Research and development credit			(103,500)	(215,502)
Valuation allowance			2,810,109	4,296,317
Provision for income tax	$ (800)	$ (800)	$ 800	$ 800